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Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Situs Small Cap Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Short/Intermediate Fixed Income Securities Fund


  Huntington VA Funds

  Huntington VA Growth Fund
  Huntington VA Income Equity Fund
  Huntington VA Rotating Index Fund
  Huntington VA Dividend Capture Fund
  Huntington VA Mid Corp America Fund
  Huntington VA New Economy Fund


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Supplement dated January 23, 2003, to the prospectuses dated may 1, 2002 and September 27, 2002

     The Rotating Index Fund seeks to approximate the returns of the broad-based equity market index as determined by the Fund's Investment Adviser to be the most favorable in a given environment.

     Effectively immediately, the Investment Adviser has determined to emulate the returns of the Russell 1000 Index ("Russell 1000") and will no longer seek to approximate the returns of the Russell 2000 Index. As part of its strategy, the Fund may invest indirectly in the Russell 1000 through its acquisition of index based securities, instead of investing directly in the individual securities which comprise the index. Examples of the index-based securities are iShares Russell 1000 Index and Standard & Poor's Depository Receipts.

     The Russell 1000 measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. As of June 30, 2002, the Russell 1000 statistics were as follows: the average market capitalization was approximately $11 billion and the median market capitalization was approximately $3.5 billion. The Russell 1000 had a total market capitalization range of approximately $309 billion to $1.3 billion.

     Shareholders should retain this supplement for future reference.

28170 (1/03)

Cusip 446327108               Cusip 446327637
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Cusip 446327801               Cusip 446327843
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Cusip 446327520               Cusip 446327694
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Cusip 446327652               Cusip 446327728
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